Condensed consolidating financial information for bonds issued by WPP Finance 2010 with WPP plc as parent guarantor and WPP Jubilee Limited and WPP 2005 Limited as subsidiary guarantors - Condensed Consolidating Cash Flow Statement (Detail) - GBP (£)
£ in Millions
	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Disclosure of condensed consolidating cash flow statement information [line items]
Net cash inflow/(outflow) from operating activities	£ 72.9	£ 85.6	£ 1,408.1
Investing activities
Acquisitions and disposals	374.0	(201.4)	(181.5)
Purchases of property, plant and equipment	(158.0)	(100.0)	(288.9)
Purchases of other intangible assets (including capitalised computer software)	(20.3)	(19.6)	(37.3)
Proceeds on disposal of property, plant and equipment	14.7	4.0	8.0
Net cash inflow/(outflow) from investing activities	210.4	(317.0)	(499.7)
Financing activities
Share option proceeds	0.7	4.1	6.4
Cash consideration for non-controlling interests	(79.8)	(39.3)	(47.3)
Share repurchases and buy-backs	(200.8)	(290.2)	(504.2)
Net increase/(decrease) in borrowings	67.0	894.8	599.6
Financing and share issue costs	(3.1)	(0.6)	(0.8)
Equity dividends paid			(751.5)
Dividends paid to non-controlling interests in subsidiary undertakings	(65.8)	(46.3)	(87.8)
Net cash (outflow)/inflow from financing activities	(281.8)	522.5	(785.6)
Net increase/(decrease) in cash and cash equivalents	1.5	291.1	122.8
Translation of cash and cash equivalents	(78.1)	17.8	(27.2)
Cash and cash equivalents at beginning of period	1,998.2	1,902.6	1,902.6
Cash and cash equivalents at end of period	1,921.6	2,211.5	1,998.2
Condensed Consolidating Financial Information for Bonds Issued by WPP Finance 2010 with WPP plc as Parent Guarantor and WPP Jubilee Limited and WPP 2005 Limited as Subsidiary Guarantors [member]
Disclosure of condensed consolidating cash flow statement information [line items]
Net cash inflow/(outflow) from operating activities	72.9	85.6	1,408.1
Investing activities
Acquisitions and disposals	374.0	(201.4)	(181.5)
Purchases of property, plant and equipment	(158.0)	(100.0)	(288.9)
Purchases of other intangible assets (including capitalised computer software)	(20.3)	(19.6)	(37.3)
Proceeds on disposal of property, plant and equipment	14.7	4.0	8.0
Net cash inflow/(outflow) from investing activities	210.4	(317.0)	(499.7)
Financing activities
Share option proceeds	0.7	4.1	6.4
Cash consideration for non-controlling interests	(79.8)	(39.3)	(47.3)
Share repurchases and buy-backs	(200.8)	(290.2)	(504.2)
Net increase/(decrease) in borrowings	67.0	894.8	599.6
Financing and share issue costs	(3.1)	(0.6)	(0.8)
Equity dividends paid			(751.5)
Dividends paid to non-controlling interests in subsidiary undertakings	(65.8)	(46.3)	(87.8)
Net cash (outflow)/inflow from financing activities	(281.8)	522.5	(785.6)
Net increase/(decrease) in cash and cash equivalents	1.5	291.1	122.8
Translation of cash and cash equivalents	(78.1)	17.8	(27.2)
Cash and cash equivalents at beginning of period	1,998.2	1,902.6	1,902.6
Cash and cash equivalents at end of period	1,921.6	2,211.5	1,998.2
Condensed Consolidating Financial Information for Bonds Issued by WPP Finance 2010 with WPP plc as Parent Guarantor and WPP Jubilee Limited and WPP 2005 Limited as Subsidiary Guarantors [member] | WPP plc [member]
Disclosure of condensed consolidating cash flow statement information [line items]
Net cash inflow/(outflow) from operating activities	417.4	191.5	32.9
Financing activities
Share option proceeds	0.7	4.1	6.4
Share repurchases and buy-backs	(104.3)	(144.9)	(289.6)
Net increase/(decrease) in borrowings		(400.0)	(400.0)
Equity dividends paid			(751.5)
Net cash (outflow)/inflow from financing activities	(103.6)	(540.8)	(1,434.7)
Net increase/(decrease) in cash and cash equivalents	313.8	(349.3)	(1,401.8)
Translation of cash and cash equivalents	(0.5)	(1.3)	(0.9)
Cash and cash equivalents at beginning of period	(2,627.7)	(1,225.0)	(1,225.0)
Cash and cash equivalents at end of period	(2,314.4)	(1,575.6)	(2,627.7)
Condensed Consolidating Financial Information for Bonds Issued by WPP Finance 2010 with WPP plc as Parent Guarantor and WPP Jubilee Limited and WPP 2005 Limited as Subsidiary Guarantors [member] | Subsidiary Guarantors [member]
Disclosure of condensed consolidating cash flow statement information [line items]
Net cash inflow/(outflow) from operating activities	171.2	(184.2)	(49.7)
Investing activities
Purchases of property, plant and equipment	(3.5)	(5.4)	(10.4)
Net cash inflow/(outflow) from investing activities	(3.5)	(5.4)	(10.4)
Financing activities
Cash consideration for non-controlling interests	(0.3)	(0.2)	(1.4)
Net cash (outflow)/inflow from financing activities	(0.3)	(0.2)	(1.4)
Net increase/(decrease) in cash and cash equivalents	167.4	(189.8)	(61.5)
Translation of cash and cash equivalents	(21.9)	26.4	48.4
Cash and cash equivalents at beginning of period	(1,640.6)	(1,627.5)	(1,627.5)
Cash and cash equivalents at end of period	(1,495.1)	(1,790.9)	(1,640.6)
Condensed Consolidating Financial Information for Bonds Issued by WPP Finance 2010 with WPP plc as Parent Guarantor and WPP Jubilee Limited and WPP 2005 Limited as Subsidiary Guarantors [member] | WPP Finance 2010 [member]
Disclosure of condensed consolidating cash flow statement information [line items]
Net cash inflow/(outflow) from operating activities	54.1	0.4	(13.6)
Financing activities
Net increase/(decrease) in borrowings	(20.8)
Net cash (outflow)/inflow from financing activities	(20.8)
Net increase/(decrease) in cash and cash equivalents	33.3	0.4	(13.6)
Translation of cash and cash equivalents	(1.3)	0.7	1.3
Cash and cash equivalents at beginning of period	(27.4)	(15.1)	(15.1)
Cash and cash equivalents at end of period	4.6	(14.0)	(27.4)
Condensed Consolidating Financial Information for Bonds Issued by WPP Finance 2010 with WPP plc as Parent Guarantor and WPP Jubilee Limited and WPP 2005 Limited as Subsidiary Guarantors [member] | Other Subsidiaries [member]
Disclosure of condensed consolidating cash flow statement information [line items]
Net cash inflow/(outflow) from operating activities	(569.8)	77.9	1,438.5
Investing activities
Acquisitions and disposals	374.0	(201.4)	(181.5)
Purchases of property, plant and equipment	(154.5)	(94.6)	(278.5)
Purchases of other intangible assets (including capitalised computer software)	(20.3)	(19.6)	(37.3)
Proceeds on disposal of property, plant and equipment	14.7	4.0	8.0
Net cash inflow/(outflow) from investing activities	213.9	(311.6)	(489.3)
Financing activities
Cash consideration for non-controlling interests	(79.5)	(39.1)	(45.9)
Share repurchases and buy-backs	(96.5)	(145.3)	(214.6)
Net increase/(decrease) in borrowings	87.8	1,294.8	999.6
Financing and share issue costs	(3.1)	(0.6)	(0.8)
Dividends paid to non-controlling interests in subsidiary undertakings	(65.8)	(46.3)	(87.8)
Net cash (outflow)/inflow from financing activities	(157.1)	1,063.5	650.5
Net increase/(decrease) in cash and cash equivalents	(513.0)	829.8	1,599.7
Translation of cash and cash equivalents	(54.4)	(8.0)	(76.0)
Cash and cash equivalents at beginning of period	6,293.9	4,770.2	4,770.2
Cash and cash equivalents at end of period	£ 5,726.5	£ 5,592.0	£ 6,293.9